Share-Based Compensation - Schedule of Share Options Activity (Details) - Equity Option [Member] ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Outstanding beginning | shares	618,498,590
Number of shares, Granted | shares	6,362,000
Number of shares, Forfeited | shares	1,769,740
Number of shares, Outstanding ending | shares	623,090,850		618,498,590
Weighted average exercise price, Outstanding beginning | $ / shares		$ 0.01
Weighted average exercise price, Granted | $ / shares		0.01
Weighted average exercise price, Forfeited | $ / shares		0.01
Weighted average exercise price, Outstanding ending | $ / shares		$ 0.01
Weighted average remaining contractual years, Outstanding beginning	9 years 11 months 4 days		3 years 5 months 23 days
Weighted average remaining contractual years, Outstanding ending	9 years 11 months 4 days		3 years 5 months 23 days
Aggregate intrinsic value, Outstanding beginning | ¥	¥ 63,779
Aggregate intrinsic value, Granted | ¥
Aggregate intrinsic value,Forfeited | ¥
Aggregate intrinsic value, Outstanding ending | ¥	¥ 71,675		¥ 63,779